Stock Option Plan (Details) - Schedule of Nonvested Restricted Stock Units - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Option Plan (Details) - Schedule of Nonvested Restricted Stock Units [Line Items]
Shares, Nonvested Beginning balance	10,906
Weighted- Average Grant Date Fair Value, Nonvested Beginning balance	$ 257.2
Shares, Granted	72,567
Weighted- Average Grant Date Fair Value, Granted	$ 22.4	$ 122.8
Shares, Vested/Release	(71,666)
Weighted- Average Grant Date Fair Value, Vested/Release	$ 44	244.8
Shares, Cancelled/Forfeited	(1,446)
Weighted- Average Grant Date Fair Value, Cancelled/Forfeited	$ 184.4	$ 348.8
Shares, Nonvested Ending balance	10,361	10,906
Weighted- Average Grant Date Fair Value, Nonvested Ending balance	$ 99.2	$ 257.2